Information Related to Guaranteed Securities Issued by Subsidiaries - Summary of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities Explanatory (Parenthetical) (Detail)
$ in Millions
12 Months Ended
Dec. 31, 2017 USD ($)
Consolidated entities [member] | Brazil [member]
Disclosure of Supplementary Information on Standardized Measure of Discounted Future Net Cash Flow Relating to Proved Oil and Gas Quantities [Line Items]
Future cash flow oil and gas production classified as held for sale	$ 1,770